UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2018—November 30, 2019

Item 1: Reports to Shareholders

Annual Report | November 30, 2019 Vanguard Massachusetts Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

Advisor’s Report	3

About Your Fund’s Expenses	7

Performance Summary	9

Financial Statements	11

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

December 17, 2019

Your Fund’s Performance at a Glance

•   For the 12 months ended November 30, 2019, Vanguard Massachusetts Tax-Exempt Fund returned 9.91%, exceeding the 8.31% return of its benchmark index.

•   Global monetary policy shifted markedly during the fiscal year. In the face of slowing global growth and intensifying trade disputes, many central banks turned more accommodative. The U.S. Federal Reserve, after raising its target for short-term interest rates four times in 2018, cut rates three times in 2019 and ended its balance-sheet tapering. Bonds, including municipal issues, saw their yields fall and prices rise.

•   Demand for Massachusetts bonds remained strong over the 12 months, while an abundant supply provided opportunities to add new issues.

•   The fund’s tilt toward longer-duration, longer-dated, and lower-quality investment-grade bonds bolstered relative performance.

•   For the decade ended November 30, 2019, the fund recorded an average annual return of 4.32%, slightly ahead of its expense-free benchmark.

Market Barometer
	Average Annual Total Returns
		Periods Ended November 30, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	14.67%	10.80%
Russell 2000 Index (Small-caps)	7.51	8.57	8.22
Russell 3000 Index (Broad U.S. market)	15.49	14.22	10.61
FTSE All-World ex US Index (International)	11.50	9.39	4.20

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	10.79%	4.10%	3.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	8.49	5.02	3.57
FTSE Three-Month U.S. Treasury Bill Index	2.31	1.61	1.01

CPI
Consumer Price Index	2.05%	2.14%	1.72%

Advisor’s Report

For the 12 months ended November 30, 2019, Vanguard Massachusetts Tax-Exempt Fund returned 9.91%. The fund surpassed its benchmark, the Bloomberg Barclays Massachusetts Municipal Bond Index, which returned 8.31%.

Both price appreciation and interest income contributed strongly to results. The fund’s capital return was 6.79% and its return from interest income was 3.12%. Because bond yields and prices move in opposite directions, its 30-day SEC yield fell to 1.88% from 3.11% a year earlier (and from 2.19% six months earlier).

The fund is permitted to invest in bonds whose income is subject to the alternative minimum tax (AMT). However, as of the end of the period, it did not own any such bonds.

The investment environment

The financial markets were driven largely by shifts in the outlook for global growth and monetary policy during the fiscal year. Further signs of a global slowdown and tepid inflation at the start of 2019 led to a pivot in monetary policy across much of the world as major central banks took a more accommodative stance.

After raising rates in December, the Federal Reserve began to reverse gears with an announcement in March that it would end its balance sheet tapering. It then went on to lower the federal funds rate in August, September, and October. Although international developments typically have little effect on municipal bonds, the bonds largely took their cues from Treasuries, whose yields fell across the maturity spectrum.

Yields of Tax-Exempt Municipal Securities
(National Averages, AAA-Rated General Obligation Issues)
	November 30,	November 30,
Maturity	2018	2019
2 years	1.98%	1.10%
5 years	2.16	1.17
10 years	2.55	1.50
30 years	3.27	2.13

Source: Vanguard.

The U.S. labor market remained robust even as the pace of job creation eased slightly. The unemployment rate continued to trend lower, falling to 3.5% by the end of the 12 months; this helped keep consumers spending. The unemployment rate in Massachusetts ended November at 2.9%.

Although gross domestic product, the broadest measure of economic activity, expanded in the first quarter of 2019 at an annual rate of about 3% after adjusting for inflation, its growth then slowed amid fading effects from tax cuts, weaker business confidence, and trade disputes. Inflation remained tame.

Massachusetts’ economy grew a bit more quickly than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for Massachusetts climbed 3.2% between November 2018 and November 2019, while the national index rose 2.5%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

Massachusetts ended its fiscal year on June 30, 2019, with strong revenue performance. Tax collections exceeded both the previous year’s collections and budget expectations, resulting in a budget surplus over $1 billion. For the first five months of fiscal 2020 (through November 2019), tax collections again exceeded both the previous year’s collections and the budgeted benchmarks, although some of the year-to-date fiscal 2020 outperformance is attributed to one-time estate tax collections rather than recurring revenues.

Massachusetts has a highly educated workforce and a diverse, growing economy centered on the higher education, health care, technology, and finance sectors. The percentage of adults in Massachusetts with a bachelor’s degree or higher is over 44%, second in the United States only to the District of Columbia. At the same time, Massachusetts’ slower population growth (5.1% from 2010 to 2018, compared with 5.8% nationally) will be further affected by recent limitations on international migration. The commonwealth’s very low unemployment rate, combined with the retirement of older, more productive workers, may dampen future growth.

The commonwealth’s credit ratings remained unchanged. General obligation creditworthiness during the fiscal year was rated Aa1 with a stable outlook by Moody’s, AA+ with a stable outlook by Fitch, and AA with a stable outlook by Standard & Poor’s.

Management of the fund

Our investment process relies on risk management as we strive to add value through a diversified mix of strategies including duration and yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs an objective, complete, and independent analysis of bonds the fund owns or considers owning.

The fund’s tilt toward longer-duration, longer-dated, and lower-quality investment-grade bonds bolstered relative performance. The longer-term maturities helped as yields fell. A modest overweight to muni bonds on the lower rungs of the investment-grade credit ladder was intended principally to capture the additional yield they produce, especially as credit spreads versus Treasuries were fairly tight. For the 12 months, they performed better than their higher-quality counterparts as credit spreads compressed.

Throughout the year, we passively increased the quality of the portfolio’s holdings by buying AAA/AA-rated bonds with new inflows rather than selling lower-quality bonds. In the process, we tilted the portfolio away from the university and health care sectors to the local general obligation sector, leading to several positive developments: more diversity, extra yield based on the lower couponing, and increased credit quality.

The outlook

Global growth is expected to keep softening, owing in part to trade tensions and policy uncertainty. U.S. growth may slow to a pace of around 1% in 2020 after adjusting for inflation, below its normal trend growth of around 2%.

Other major economies are likely to see a deceleration as well. Growth in China, the world’s second-largest economy, is likely to slow to a below-trend pace of around 5.8% in 2020—but that figure could be markedly lower without further stimulus. Likewise, in the euro area, growth may stay below trend, at about 1%, given recent indications that manufacturing weakness is spilling over into supply chains and the services sector.

This backdrop, along with modest wage gains and structural factors such as technology advancements and globalization, is unlikely to fuel a surge in consumer prices.

The prospect of slowing growth and tame inflation is likely to elicit more monetary easing by major central banks. The Fed has cut rates by 75 basis points so far this year, and we believe it may well make further reductions depending on what happens with trade tariffs and the shape of the yield curve. Other central banks stand ready as well to provide further monetary support; fiscal stimulus is also under consideration, notably in Germany and China.

We expect to see periods of turbulence in the global economy in the year ahead. Based on that outlook and the fact that rates are low and credit spreads are tight, we are positioned going into the new fiscal year with plenty of dry powder on hand, which will allow us to take advantage of price dislocations as they arise.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.

Mathew M. Kiselak, Principal,

Portfolio Manager, Head of

Municipal Bond Desk

Vanguard Fixed Income Group

December 17, 2019

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Massachusetts Tax-Exempt Fund	5/31/2019	11/30/2019	Period
Based on Actual Fund Return	$1,000.00	$1,026.65	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.42	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Massachusetts Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2009, Through November 30, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Massachusetts Tax-Exempt Fund	9.91%	3.83%	4.32%	$15,257
Bloomberg Barclays MA Municipal Bond Index	8.31	3.34	4.03	14,845
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	15,300

See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2019

Under 1 Year	3.3%
1 - 3 Years	6.2
3 - 5 Years	1.2
5 - 10 Years	9.0
10 - 20 Years	43.4
20 - 30 Years	34.1
Over 30 Years	2.8

Massachusetts Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Massachusetts (99.5%)
Andover MA GO	4.000%	11/15/30		530	628
Andover MA GO	4.000%	11/15/31		535	632
Andover MA GO	4.000%	11/15/32		545	640
Andover MA GO	4.000%	11/15/33		560	652
Andover MA GO	4.000%	11/15/34		455	529
Andover MA GO	4.000%	11/15/35		465	537
Andover MA GO	4.000%	11/15/43		1,810	2,016
Andover MA GO	4.000%	11/15/48		1,650	1,828
Arlington MA GO	5.000%	12/1/28		1,535	1,956
Arlington MA GO	5.000%	12/1/29		1,535	1,942
Arlington MA GO	4.000%	12/1/30		620	734
[1] Arlington MA GO	3.000%	9/1/34		2,155	2,273
Arlington MA GO	3.000%	12/1/37		170	176
Attleboro MA GO	3.000%	2/15/32		605	632
Attleboro MA GO	4.000%	2/15/49		4,000	4,371
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/26		475	578
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/27		350	434
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/28		400	492
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/29		420	515
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/30		450	548
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/43		1,025	1,131
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/44		665	733
Boston MA GO	5.000%	5/1/27		10	13
Boston MA GO	4.000%	3/1/29		1,200	1,304
Boston MA GO	5.000%	3/1/32		4,535	5,860
Boston MA GO	5.000%	5/1/35		4,000	5,032
Boston MA GO	5.000%	3/1/36		1,605	2,052
Boston MA GO	5.000%	3/1/37		5,885	7,501
Boston MA GO	5.000%	5/1/37		4,010	5,016
Boston MA Housing Authority Revenue	5.000%	4/1/23	(4)	1,985	1,991
Boston MA Housing Authority Revenue	5.000%	4/1/25	(4)	5,405	5,421
Bourne MA GO	4.000%	11/15/30		530	615

Massachusetts Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bourne MA GO	4.000%	11/15/32	665	763
	Bourne MA GO	4.000%	11/15/34	805	916
	Bourne MA GO	4.000%	11/15/35	805	911
	Braintree MA GO	3.000%	6/1/33	1,865	1,969
	Braintree MA GO	3.000%	6/1/34	1,910	2,012
	Braintree MA GO	3.000%	6/1/36	1,790	1,870
	Braintree MA GO	3.000%	6/1/37	775	805
	Cambridge MA GO	5.000%	2/15/30	1,845	2,403
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/31	485	567
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/32	2,060	2,398
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/33	1,665	1,934
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/34	2,235	2,575
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,175	1,237
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,267
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	1,042
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,330
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,160
	Chicopee MA GO	3.000%	8/15/45	1,970	1,993
	Chicopee MA GO	3.000%	8/15/48	1,935	1,948
	Douglas MA GO	4.000%	2/15/30	1,170	1,322
	Douglas MA GO	4.000%	2/15/31	815	914
	Douglas MA GO	4.000%	2/15/32	1,220	1,360
	Easthampton MA GO	4.000%	6/1/29	1,895	2,231
	Easthampton MA GO	4.000%	6/1/30	2,130	2,495
	Easthampton MA GO	3.000%	6/1/37	2,080	2,152
	Easthampton MA GO	3.000%	6/1/38	2,200	2,270
	Easthampton MA GO	3.000%	6/1/39	975	1,000
	Framingham MA GO	4.000%	12/1/33	1,010	1,174
	Harvard MA GO	3.000%	8/15/33	1,265	1,344
	Harvard MA GO	3.000%	8/15/35	1,260	1,324
	Holyoke MA GO	5.000%	9/1/30	1,690	1,854
	Lexington MA GO	3.625%	2/1/49	3,335	3,580
	Lincoln MA GO	3.125%	3/1/37	2,130	2,258
	Lincoln MA GO	3.250%	3/1/40	2,475	2,614
	Longmeadow MA GO	3.250%	4/1/35	1,105	1,165
[1]	Lowell MA Collegiate Charter School GO	5.000%	6/15/49	1,750	1,865
[1]	Lowell MA Collegiate Charter School GO	5.000%	6/15/54	2,620	2,774
	Lowell MA GO	4.000%	9/1/30	1,935	2,276
	Lowell MA GO	3.000%	9/1/33	2,170	2,272
	Lowell MA GO	3.000%	9/1/34	2,215	2,315
	Ludlow MA GO	4.000%	2/1/28	790	926
	Ludlow MA GO	4.000%	2/1/29	825	955
	Ludlow MA GO	4.000%	2/1/30	855	980
	Ludlow MA GO	4.000%	2/1/31	685	780
	Ludlow MA GO	3.000%	2/1/34	220	228

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/31		2,285	3,128
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30		9,090	12,180
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32		2,870	3,200
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32		2,900	4,009
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33		4,500	6,097
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33		10,000	13,998
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35		1,980	2,183
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35		3,000	3,308
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35		1,090	1,331
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38		325	393
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39		1,045	1,261
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40		5,305	6,390
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40		3,500	4,216
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40		1,525	1,774
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42		5,000	5,999
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43		1,680	2,012
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46		5,000	5,966
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46		3,815	4,552
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/26		2,875	3,253
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/29		2,000	2,259
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/32		2,500	2,809
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28		2,350	3,023
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29		2,805	3,674
Massachusetts Clean Water Trust Revenue	5.000%	2/1/30		7,460	8,571
Massachusetts Clean Water Trust Revenue	5.000%	2/1/32		3,000	3,435
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35		3,000	3,419
Massachusetts Clean Water Trust Revenue	5.000%	8/1/35		7,035	9,012
Massachusetts Clean Water Trust Revenue	5.000%	8/1/36		5,000	6,386
Massachusetts Clean Water Trust Revenue	5.000%	8/1/39		5,000	6,326
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45		3,385	3,813
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	3,285	3,586

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	2,995	3,269
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	3,600	3,930
Massachusetts College Building Authority Revenue	4.000%	5/1/29		2,015	2,264
Massachusetts College Building Authority Revenue	4.000%	5/1/30		730	871
Massachusetts College Building Authority Revenue	4.000%	5/1/31		855	1,012
Massachusetts College Building Authority Revenue	5.000%	5/1/31		2,000	2,290
Massachusetts College Building Authority Revenue	5.000%	5/1/31		910	1,070
Massachusetts College Building Authority Revenue	4.000%	5/1/32		3,435	3,966
Massachusetts College Building Authority Revenue	4.000%	5/1/34		675	769
Massachusetts College Building Authority Revenue	5.000%	5/1/34		3,375	3,942
Massachusetts College Building Authority Revenue	4.000%	5/1/37		775	870
Massachusetts College Building Authority Revenue	5.000%	5/1/39		3,000	3,389
Massachusetts College Building Authority Revenue	4.000%	5/1/40		4,475	4,987
Massachusetts College Building Authority Revenue	3.000%	5/1/42		30	30
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		285	286
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/28		1,010	1,278
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/31		10,000	12,685
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/34		8,585	10,794
Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/36		5,130	5,747
Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/41		10	11
Massachusetts Development Finance Agency Revenue (Atrius Health)	5.000%	6/1/39		5,355	6,432
Massachusetts Development Finance Agency Revenue (Atrius Health)	4.000%	6/1/49		4,750	5,046
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34		1,500	1,694
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44		15	17
Massachusetts Development Finance Agency Revenue (Bentley University)	4.000%	7/1/35		25	28
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29		35	43

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/28		1,250	1,333
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/29		1,500	1,598
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/30		1,430	1,522
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/31		1,250	1,328
Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Obligated Group)	5.000%	8/15/30		2,525	2,961
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/42		3,000	3,604
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/20		500	510
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		350	369
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	2,995	3,284
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22		850	924
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23		500	546
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24		715	821
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24		1,610	1,757
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25		1,500	1,763
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/26		1,175	1,279
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/27		3,960	4,698
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/28		535	639
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		2,555	2,752
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		3,100	3,650
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		600	714
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30		2,450	2,868
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30		1,755	2,079
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32		3,000	3,489
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33		310	360
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35		1,050	1,214
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37		1,000	1,150

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/44		5,000	5,612
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	4.000%	7/1/47		2,100	2,229
	Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/29	(2)	1,400	1,819
	Massachusetts Development Finance Agency Revenue (Boston University)	5.375%	5/15/39		1,575	2,057
	Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/46		3,000	3,245
	Massachusetts Development Finance Agency Revenue (Boston University)	5.000%	10/1/48		5,000	5,553
	Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/59	(10)	6,075	8,043
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24		6,950	7,926
[2]	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.160%	12/6/19	LOC	5,200	5,200
	Massachusetts Development Finance Agency Revenue (Boston University) VRDO	0.980%	12/2/19	LOC	8,800	8,800
	Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	4.000%	4/1/22		2,155	2,297
	Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	4.000%	4/1/41		8,000	8,899
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20		490	501
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21		15	16
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		1,755	1,918
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		125	137
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/24		1,000	1,157
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/28		3,205	3,860
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29		105	131
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/31		770	949
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32		1,000	1,164
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32		2,500	3,072
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/33		1,000	1,162
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/37		1,000	1,176
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		1,000	1,173
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43		5,000	5,919
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		4,480	5,272

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48	2,845	3,348
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53	9,030	10,584
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	602
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	551
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/34	2,440	2,815
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/46	4,000	4,494
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	3.000%	5/1/32	850	903
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	3.000%	5/1/33	720	762
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	3.000%	5/1/34	845	892
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.000%	5/1/35	5,210	6,076
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	3.000%	5/1/39	1,015	1,046
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/21	1,090	1,172
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/22	2,000	2,221
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/33	175	222
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	6,125	7,228
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/38	2,815	3,305
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/54	5,000	5,755
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	375	413
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24	990	1,119
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25	1,905	2,201
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25	100	116
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/28	1,825	2,098
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/29	3,725	4,492

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41		5,960	6,625
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42		1,700	1,975
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47		4,330	4,939
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/30		750	878
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/36		2,420	2,788
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		8,060	9,154
Massachusetts Development Finance Agency Revenue (Foxborough Regional Charter School)	5.000%	7/1/37		1,260	1,434
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/30		10,000	12,272
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33		12,310	15,007
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/34		7,175	8,737
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/36		25,915	29,647
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/36		4,460	6,258
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/40		4,175	6,007
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20	(Prere.)	825	847
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/21		1,760	1,836
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/27		2,700	3,332
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/28		2,000	2,508
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/29		1,250	1,592
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/30		1,340	1,690
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/31		2,255	2,828
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31		230	269
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/32		1,000	1,248
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32		50	58
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/33		1,750	2,178
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34		1,500	1,861
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/34		20	23

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/39		275	335
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40		1,760	2,017
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/41		250	302
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45		11,970	13,634
Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/33		770	907
Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/36		560	654
Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/39		4,000	4,630
Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/44		2,705	3,258
Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/49		3,750	4,507
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/38		1,590	1,797
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.125%	11/15/46		4,435	5,009
Massachusetts Development Finance Agency Revenue (Loomis Obligated Group)	6.000%	7/1/23	(Prere.)	2,215	2,585
Massachusetts Development Finance Agency Revenue (Loomis Obligated Group)	6.000%	1/1/33		2,190	2,439
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/37		4,800	5,306
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44		12,520	13,717
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/31		400	470
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/32		300	351
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/37		450	522
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/32		2,105	2,257
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37		400	455
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/42		500	564
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.250%	7/1/42		2,145	2,291
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44		1,675	1,835
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/47		6,700	7,521
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.625%	7/15/36		1,000	1,092
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43		5,830	6,349
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57		3,700	4,056

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/29		3,250	3,563
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/30		1,750	1,916
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	3/1/32		950	1,084
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.250%	3/1/37		20	23
	Massachusetts Development Finance Agency Revenue (Olin College)	5.000%	11/1/38		6,000	6,718
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.375%	7/1/20	(Prere.)	4,000	4,097
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/28		2,000	2,252
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/29		6,000	7,281
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/30		1,500	1,686
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/30		3,520	4,387
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/31		3,755	4,657
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/32		8,000	8,975
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/35		3,450	3,917
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/36		5,000	5,659
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/36		20	21
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/39		8,750	9,731
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/40		3,000	3,502
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/41		10,710	11,934
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/45		3,775	4,395
[3]	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		5,000	5,817
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		1,860	2,220
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25		10,000	11,804
[2]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	1.130%	12/6/19	LOC	2,000	2,000
	Massachusetts Development Finance Agency Revenue (Phillips Academy)	5.000%	9/1/43		8,295	9,316
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32		500	543
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/35		2,300	2,480

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/27	1,000	1,177
Massachusetts Development Finance Agency Revenue (Simmons College)	5.500%	10/1/28	1,000	1,143
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/29	1,820	2,127
Massachusetts Development Finance Agency Revenue (Simmons College)	5.125%	10/1/33	2,000	2,224
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/36	2,270	2,601
Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/39	3,000	3,331
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/24	475	546
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/26	1,000	1,201
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	1,010
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	4,525	4,838
Massachusetts Development Finance Agency Revenue (Southcoast Health System Obligated Group)	5.000%	7/1/27	1,550	1,728
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/34	1,030	1,211
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/35	2,000	2,348
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	4.000%	7/1/41	4,000	4,394
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20	1,000	1,022
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21	1,475	1,561
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	2,380	2,591
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24	100	115
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24	300	345
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/26	300	359
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/27	150	182
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/27	850	1,032
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/28	525	645
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29	2,095	2,504

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29		500	621
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/30		3,000	3,061
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/30		3,500	4,159
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33		1,525	1,795
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/34		2,000	2,350
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40		3,415	3,477
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.250%	1/1/21	(Prere.)	1,420	1,498
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/21	(Prere.)	510	541
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/21	(Prere.)	350	371
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	1,195	1,269
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	805	855
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	2,700	2,876
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	1,800	1,917
Massachusetts Development Finance Agency Revenue (Tufts University)	5.000%	8/15/38		1,045	1,216
Massachusetts Development Finance Agency Revenue (UMass Boston Student Housing Project)	5.000%	10/1/25		2,690	3,143
Massachusetts Development Finance Agency Revenue (UMass Boston Student Housing Project)	5.000%	10/1/48		1,885	2,124
Massachusetts Development Finance Agency Revenue (UMass Dartmouth)	5.000%	10/1/28		1,000	1,218
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.500%	7/1/21	(Prere.)	5,220	5,576
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/23		705	791
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/27		1,630	2,006
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/28		3,000	3,675
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29		45	54

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29	1,000	1,218
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/30	2,470	2,992
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/31	1,000	1,192
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.500%	7/1/31	280	297
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/32	1,200	1,425
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/38	3,000	3,502
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/44	1,300	1,512
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	250	255
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	540	570
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,907
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,184
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	808
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	5,185	5,951
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/29	500	645
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/30	665	852
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,179
Massachusetts Development Finance Agency Revenue (Wellforce Obligated Group)	5.000%	7/1/26	1,510	1,803
Massachusetts Development Finance Agency Revenue (Wellforce Obligated Group)	5.000%	7/1/38	385	460
Massachusetts Development Finance Agency Revenue (Wellforce Obligated Group)	4.000%	7/1/44	2,000	2,155
Massachusetts Development Finance Agency Revenue (Wellforce Obligated Group)	5.000%	7/1/44	1,375	1,614
Massachusetts Development Finance Agency Revenue (Wentworth Institute of Technology Inc.)	5.000%	10/1/46	4,250	4,827
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/24	185	213

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/30		165	190
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/45		2,470	2,751
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48		6,970	8,116
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/29		505	633
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/32	(12)	1,630	1,204
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32		1,500	1,724
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/33	(12)	3,290	2,343
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33		1,510	1,725
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/34		1,000	1,137
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/35		1,500	1,702
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/35		1,720	2,044
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/36		1,000	1,186
Massachusetts Development Finance Agency Revenue (Wheaton College)	5.000%	1/1/53		980	1,136
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/29		1,090	1,376
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/30		1,000	1,256
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/33		3,000	3,623
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/34		2,390	2,879
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/38		4,000	4,469
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/46		325	386
Massachusetts Development Finance Agency Revenue (Woods Hole Oceanograpic Institution)	5.000%	6/1/43		3,225	3,887
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/49		350	424
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50		2,650	2,858
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/59		10,000	11,849
Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/34		1,295	1,405
Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/39		6,470	6,992
Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/39		1,000	1,081

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Special Obligation Revenue	3.000%	5/1/49		6,685	6,744
Massachusetts GO	4.000%	12/1/19	(Prere.)	5,000	5,000
Massachusetts GO	5.250%	8/1/20		875	899
Massachusetts GO	4.000%	4/1/21	(Prere.)	12,835	13,328
Massachusetts GO	4.000%	8/1/21	(Prere.)	5,000	5,240
Massachusetts GO	4.500%	8/1/21	(Prere.)	3,705	3,913
Massachusetts GO	5.250%	8/1/21		1,080	1,154
Massachusetts GO	5.250%	8/1/21	(4)	765	817
Massachusetts GO	4.500%	12/1/21	(Prere.)	18,300	19,532
Massachusetts GO	5.000%	7/1/22	(Prere.)	9,010	9,891
Massachusetts GO	5.500%	12/1/22	(4)	2,120	2,394
Massachusetts GO	5.000%	7/1/28		10,820	13,198
Massachusetts GO	5.000%	7/1/28		3,895	4,995
Massachusetts GO	5.000%	7/1/28		4,000	5,130
Massachusetts GO	4.000%	11/1/29		2,105	2,261
Massachusetts GO	5.000%	7/1/30		570	691
Massachusetts GO	5.500%	8/1/30	(2)	7,000	9,518
Massachusetts GO	5.000%	5/1/32		3,000	3,439
Massachusetts GO	5.000%	7/1/32		3,460	4,172
Massachusetts GO	5.000%	7/1/32		4,480	5,292
Massachusetts GO	4.000%	8/1/32		5,000	5,195
Massachusetts GO	5.000%	5/1/33		3,000	3,437
Massachusetts GO	5.000%	7/1/33		5,265	6,336
Massachusetts GO	5.000%	3/1/34		1,310	1,492
Massachusetts GO	4.500%	7/1/34		16,270	18,715
Massachusetts GO	5.000%	7/1/34		5,295	6,361
Massachusetts GO	4.000%	9/1/34		3,000	3,380
Massachusetts GO	5.000%	12/1/34		13,030	15,797
Massachusetts GO	4.000%	4/1/35		5,010	5,534
Massachusetts GO	4.000%	5/1/35		5,000	5,361
Massachusetts GO	5.000%	7/1/35		4,095	4,813
Massachusetts GO	5.000%	7/1/35		5,000	5,994
Massachusetts GO	3.000%	11/1/35		2,875	2,993
Massachusetts GO	5.000%	8/1/36		9,100	9,627
Massachusetts GO	5.000%	12/1/36		3,070	3,705
Massachusetts GO	5.000%	7/1/37		500	585
Massachusetts GO	5.000%	1/1/38		1,180	1,441
Massachusetts GO	5.000%	7/1/38		5,015	5,970
Massachusetts GO	5.000%	12/1/38		11,070	13,292
Massachusetts GO	4.000%	12/1/39		500	557
Massachusetts GO	5.000%	7/1/40		8,000	9,316
Massachusetts GO	5.000%	3/1/41		8,000	9,023
Massachusetts GO	5.000%	4/1/42		8,650	10,316
Massachusetts GO	5.250%	4/1/42		3,000	3,653
Massachusetts GO	4.000%	9/1/42		2,800	3,084
Massachusetts GO	5.000%	11/1/42		1,860	2,242
Massachusetts GO	5.000%	1/1/43		3,680	4,447
Massachusetts GO	4.000%	2/1/43		6,250	6,893
Massachusetts GO	5.000%	5/1/43		10,065	12,466
Massachusetts GO	5.250%	1/1/44		6,570	8,236
Massachusetts GO	4.000%	2/1/44		6,140	6,757
Massachusetts GO	5.000%	11/1/44		5,000	6,010

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts GO	4.000%	12/1/44		8,350	9,175
	Massachusetts GO	5.000%	5/1/45		5,000	6,174
	Massachusetts GO	5.000%	7/1/45		2,000	2,315
	Massachusetts GO	5.000%	11/1/45		10,825	12,996
	Massachusetts GO	4.000%	12/1/45		8,505	9,334
	Massachusetts GO	4.000%	2/1/46		5,000	5,487
	Massachusetts GO	5.000%	3/1/46		4,905	5,507
	Massachusetts GO	5.000%	5/1/46		7,500	9,246
	Massachusetts GO	3.000%	9/1/46		6,000	6,051
	Massachusetts GO	5.000%	4/1/47		5,430	6,435
	Massachusetts GO	5.250%	4/1/47		4,500	5,445
	Massachusetts GO	5.000%	5/1/47		4,560	5,619
	Massachusetts GO	5.000%	1/1/49		11,255	13,787
	Massachusetts GO VRDO	1.120%	12/2/19		300	300
[1]	Massachusetts GO VRDO	1.120%	12/2/19		21,320	21,320
	Massachusetts GO VRDO	1.080%	12/6/19		2,665	2,665
	Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/35		1,730	2,436
	Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital)	5.500%	12/1/19	(Prere.)	4,000	4,000
	Massachusetts Health & Educational Facilities Authority Revenue (Lowell General Hospital)	5.125%	7/1/35		215	219
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/33		150	211
	Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	1.130%	12/2/19		850	850
	Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/32		1,000	1,092
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) VRDO	1.120%	12/6/19	LOC	400	400
	Massachusetts Health & Educational Facilities Authority Revenue (South Coast Health System)	5.000%	7/1/39		6,160	6,178
	Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	1.000%	12/2/19		11,000	11,000
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		125	128
	Massachusetts Housing Finance Agency Revenue	3.250%	12/1/32		3,000	3,147
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/38		445	489
	Massachusetts Housing Finance Agency Revenue	3.900%	12/1/42		500	532
	Massachusetts Housing Finance Agency Revenue	5.000%	12/1/43		750	807
[1]	Massachusetts Housing Finance Agency Revenue	3.100%	12/1/44		1,000	1,007
	Massachusetts Housing Finance Agency Revenue	4.500%	12/1/48		2,815	3,109

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Housing Finance Agency Revenue	3.200%	12/1/49		3,000	3,038
Massachusetts Housing Finance Agency Revenue	3.500%	12/1/54		5,000	5,115
Massachusetts Housing Finance Agency Revenue	4.450%	12/1/58		1,000	1,093
Massachusetts Housing Finance Agency Revenue PUT	1.450%	12/1/22		850	849
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.800%	12/1/37		1,400	1,514
Massachusetts Housing Finance Agency Single Family Housing Revenue	2.650%	12/1/41		1,240	1,252
Massachusetts Housing Finance Agency Single Family Housing Revenue	2.750%	12/1/41		245	247
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42		610	638
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/43		1,445	1,504
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44		1,320	1,374
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45		810	850
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.200%	6/1/46		715	769
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/48		5,000	5,413
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.050%	12/1/52		4,490	4,774
Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20		1,000	1,000
Massachusetts Housing Finance Agency Single Family Housing Revenue VRDO	1.100%	12/6/19		2,500	2,500
Massachusetts Port Authority Revenue	5.000%	7/1/31		1,800	1,964
Massachusetts Port Authority Revenue	5.000%	7/1/33		4,650	5,064
Massachusetts Port Authority Revenue	5.000%	7/1/34		3,885	4,474
Massachusetts Port Authority Revenue	5.000%	7/1/35		1,500	1,763
Massachusetts Port Authority Revenue	5.000%	7/1/37		1,005	1,201
Massachusetts Port Authority Revenue	5.000%	7/1/38		1,000	1,258
Massachusetts Port Authority Revenue	5.000%	7/1/40		6,850	7,976
Massachusetts Port Authority Revenue	5.000%	7/1/44		9,605	10,947
Massachusetts Port Authority Revenue	5.000%	7/1/45		2,215	2,562
Massachusetts Port Authority Revenue	5.000%	7/1/49		10,805	13,338
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/21	(Prere.)	2,515	2,697
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/21	(Prere.)	13,590	14,634
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28		7,265	7,994
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/29		2,400	2,948
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		8,060	8,849

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,748
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	3,010	3,579
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,585
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	4,055	4,537
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	3,245	3,771
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,380
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	7,105	8,616
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,838
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	1,650	1,948
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	11/15/35	4,300	4,859
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/35	2,500	3,025
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	2,500	2,835
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/36	3,180	3,839
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37	2,300	2,605
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	5,000	5,877
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,910
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/38	750	848
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	2,964
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/39	12,095	14,508
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/42	3,405	3,998
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/44	3,000	3,685
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/45	4,550	5,323
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46	3,175	3,771
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48	13,895	17,055
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48	5,010	6,149
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/49	2,500	2,918

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/34	(14)	12,000	16,350
	Massachusetts Transportation Fund Revenue	5.000%	6/1/28		355	449
	Massachusetts Transportation Fund Revenue	5.000%	6/1/41		5,400	6,560
	Massachusetts Transportation Fund Revenue	5.000%	6/1/43		1,000	1,210
[2]	Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program) TOB VRDO	1.130%	12/6/19		4,495	4,495
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	20	21
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/37		1,960	2,022
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/44		3,260	3,682
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/45		4,000	4,374
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/46		10,000	10,923
	Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/42		10,000	12,002
	Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/47		3,260	3,888
	Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/48		6,010	7,267
	Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/49		5,000	6,154
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/30		1,700	1,966
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/31		1,500	1,732
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/32		2,000	2,308
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/34		3,375	3,884
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/40		10,810	12,688
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/41		7,805	9,219
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	4.000%	6/1/45		7,300	7,889
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/45		5,640	6,573
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20	(14)	3,000	2,997
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/25	(14)	5,035	4,641
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/28	(14)	6,835	5,826
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22		7,320	8,063

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/27		8,020	9,389
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/29		1,520	2,028
Massachusetts Water Pollution Abatement Trust Revenue	5.750%	8/1/29		190	191
Massachusetts Water Resources Authority Revenue	5.000%	8/1/22	(Prere.)	10,750	11,834
Massachusetts Water Resources Authority Revenue	5.000%	8/1/22		1,980	2,180
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27		3,065	3,780
Massachusetts Water Resources Authority Revenue	5.000%	8/1/28		800	983
Massachusetts Water Resources Authority Revenue	5.000%	8/1/29		1,070	1,338
Massachusetts Water Resources Authority Revenue	5.250%	8/1/31	(4)	1,175	1,603
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		1,000	1,206
Massachusetts Water Resources Authority Revenue	5.250%	8/1/35	(4)	8,000	11,527
Massachusetts Water Resources Authority Revenue	4.000%	8/1/36		7,325	8,170
Massachusetts Water Resources Authority Revenue	5.000%	8/1/36		2,710	3,050
Massachusetts Water Resources Authority Revenue	5.000%	8/1/40		4,230	5,046
Massachusetts Water Resources Authority Revenue	5.000%	8/1/40		9,385	11,195
Massachusetts Water Resources Authority Revenue	5.000%	8/1/44		8,000	9,132
Massachusetts Water Resources Authority Revenue	5.000%	8/1/44		5,000	6,218
Massachusetts Water Resources Authority Revenue VRDO	1.080%	12/6/19		14,255	14,255
Massachusetts Water Resources Authority Revenue VRDO	1.080%	12/6/19		500	500
Medford MA GO	3.000%	7/15/30		755	814
Medford MA GO	3.000%	7/15/31		780	835
Medford MA GO	3.000%	7/15/32		810	858
Medford MA GO	3.000%	7/15/33		830	877
Medford MA GO	3.000%	7/15/34		860	906
Medford MA GO	3.000%	7/15/35		885	930
Medford MA GO	3.000%	7/15/36		910	951
Minuteman MA Regional Vocational Technical School District GO	4.000%	10/15/48		4,055	4,438
Nantucket MA GO	4.000%	7/15/34		1,045	1,209
Nantucket MA GO	4.000%	7/15/35		1,085	1,248
Natick MA GO	4.000%	7/15/30		4,580	5,400
Natick MA GO	4.000%	7/15/31		4,760	5,594
Natick MA GO	4.000%	7/15/32		4,890	5,715
Needham MA GO	4.000%	8/1/30		1,170	1,392
Needham MA GO	3.000%	7/15/35		765	800

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Bedford MA GO	3.000%	3/1/34		335	353
New Bedford MA GO	3.000%	3/1/35		395	416
New Bedford MA GO	3.000%	3/1/37		335	351
New Bedford MA GO	3.250%	3/1/44		885	924
Newton MA GO	3.000%	4/1/33		3,440	3,596
Plymouth MA GO	3.250%	5/1/34		460	491
Randolph MA GO	3.125%	9/15/32		1,065	1,132
Randolph MA GO	3.125%	9/15/33		1,350	1,432
Randolph MA GO	3.375%	9/15/35		830	893
Randolph MA GO	3.375%	9/15/36		785	843
Rowley MA GO	3.500%	7/15/43		2,575	2,731
Salem MA GO	3.000%	9/15/34		620	650
Salem MA GO	3.000%	9/15/35		585	609
Salem MA GO	3.000%	9/15/36		605	626
Saugus MA GO	3.000%	9/15/31		930	991
Saugus MA GO	3.000%	9/15/32		800	847
Saugus MA GO	3.000%	9/15/33		980	1,030
Saugus MA GO	3.000%	9/15/35		135	141
Saugus MA GO	3.000%	9/15/36		1,500	1,564
Saugus MA GO	3.500%	3/1/46		1,525	1,604
Springfield MA GO	5.000%	3/1/29		545	691
Springfield MA GO	5.000%	3/1/30		905	1,142
Springfield MA GO	4.000%	3/1/31		1,250	1,457
Springfield MA GO	4.000%	3/1/32		1,285	1,488
Springfield MA GO	4.000%	3/1/44		2,950	3,278
Springfield MA GO	3.500%	3/1/47	(4)	1,250	1,323
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/30		150	179
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/31		345	406
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/32		325	380
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/33		350	407
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/34		400	462
Stoughton MA GO	4.000%	10/15/31		3,865	4,510
Stoughton MA GO	3.000%	10/15/32		1,920	2,028
Stoughton MA GO	3.000%	10/15/35		370	386
Taunton MA GO	4.000%	8/15/29		925	1,107
Taunton MA GO	4.000%	8/15/31		915	1,073
Taunton MA GO	4.000%	8/15/33		775	898
Tewksbury MA GO	3.000%	6/1/33		2,720	2,857
Tewksbury MA GO	3.000%	6/1/35		2,720	2,843
University of Massachusetts Building Authority Revenue	5.000%	11/1/31		2,510	2,992
University of Massachusetts Building Authority Revenue	5.000%	11/1/32		4,060	4,829
University of Massachusetts Building Authority Revenue	5.000%	11/1/35		5,360	6,621
University of Massachusetts Building Authority Revenue	5.000%	5/1/38		2,000	2,224
University of Massachusetts Building Authority Revenue	5.000%	11/1/38		1,900	2,327

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	8,695	9,540
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	14,020	16,192
University of Massachusetts Building Authority Revenue	5.000%	11/1/40	10,045	11,796
University of Massachusetts Building Authority Revenue	5.000%	11/1/44	8,365	9,608
University of Massachusetts Building Authority Revenue	4.000%	11/1/45	6,020	6,506
University of Massachusetts Building Authority Revenue	5.250%	11/1/47	5,000	6,163
University of Massachusetts Building Authority Revenue	5.000%	11/1/34	650	805
Worcester MA GO	4.000%	1/15/32	2,365	2,655
Worcester MA GO	4.000%	1/15/33	2,190	2,450
				2,222,590
Guam (0.2%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	2,285	2,504
Guam Power Authority Revenue	5.000%	10/1/20	500	512
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,106
Guam Power Authority Revenue	5.000%	10/1/25	745	838
Guam Power Authority Revenue	5.000%	10/1/31	300	334
				5,294
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	444	389
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	678	539
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	493	365
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,995	2,022
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58	170	178
				3,493
Total Tax-Exempt Municipal Bonds (Cost $2,121,640)				2,231,377

Massachusetts Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	102
Receivables for Investment Securities Sold	11,553
Receivables for Accrued Income	27,200
Receivables for Capital Shares Issued	668
Variation Margin Receivable—Futures Contracts	48
Other Assets	265
Total Other Assets	39,836
Liabilities
Payables for Investment Securities Purchased	(34,597)
Payables for Capital Shares Redeemed	(1,120)
Payables for Distributions	(1,138)
Payables to Vanguard	(643)
Total Liabilities	(37,498)
Net Assets (100%)
Applicable to 200,220,985 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,233,715
Net Asset Value Per Share	$11.16

At November 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	2,112,442
Total Distributable Earnings (Loss)	121,273
Net Assets	2,233,715

•	See Note A in Notes to Financial Statements.
1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $11,695,000, representing 0.5% of net assets.
3	Securities with a value of $407,000 have been segregated as initial margin for open futures contracts. A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	245	52,819	(27)
5-Year U.S. Treasury Note	March 2020	82	9,755	(9)
				(36)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(121)	(17,208)	39
				3

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2019
($000)
Investment Income
Income
Interest	60,678
Total Income	60,678
Expenses
The Vanguard Group—Note B
Investment Advisory Services	281
Management and Administrative	2,052
Marketing and Distribution	240
Custodian Fees	11
Auditing Fees	33
Shareholders’ Reports	10
Trustees’ Fees and Expenses	1
Total Expenses	2,628
Expenses Paid Indirectly	(6)
Net Expenses	2,622
Net Investment Income	58,056
Realized Net Gain (Loss)
Investment Securities Sold	20,049
Futures Contracts	(1,215)
Realized Net Gain (Loss)	18,834
Change in Unrealized Appreciation (Depreciation)
Investment Securities	107,623
Futures Contracts	21
Change in Unrealized Appreciation (Depreciation)	107,644
Net Increase (Decrease) in Net Assets Resulting from Operations	184,534

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,056	55,323
Realized Net Gain (Loss)	18,834	(6,491)
Change in Unrealized Appreciation (Depreciation)	107,644	(45,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	184,534	3,569
Distributions
Net Investment Income	(58,048)	(55,322)
Realized Capital Gain[1]	—	(42)
Total Distributions	(58,048)	(55,364)
Capital Share Transactions
Issued	576,172	555,088
Issued in Lieu of Cash Distributions	43,701	41,073
Redeemed	(317,456)	(449,316)
Net Increase (Decrease) from Capital Share Transactions	302,417	146,845
Total Increase (Decrease)	428,903	95,050
Net Assets
Beginning of Period	1,804,812	1,709,762
End of Period	2,233,715	1,804,812

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $6,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.45	$10.74	$10.47	$10.87	$10.87
Investment Operations
Net Investment Income	.315[1]	.322[1]	.316[1]	.323	.334
Net Realized and Unrealized Gain (Loss) on Investments	.711	(.290)	.324	(.383)	.067
Total from Investment Operations	1.026	.032	.640	(.060)	.401
Distributions
Dividends from Net Investment Income	(.316)	(.322)	(.317)	(.323)	(.334)
Distributions from Realized Capital Gains	—	(.000)[2]	(.053)	(.017)	(.067)
Total Distributions	(.316)	(.322)	(.370)	(.340)	(.401)
Net Asset Value, End of Period	$11.16	$10.45	$10.74	$10.47	$10.87

Total Return[3]	9.91%	0.31%	6.19%	-0.68%	3.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,234	$1,805	$1,710	$1,459	$1,286
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.88%	3.04%	2.96%	2.91%	3.09%
Portfolio Turnover Rate	31%	33%	18%	25%	15%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Notes to Financial Statements

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2019, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Massachusetts Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2019, the fund had contributed to Vanguard capital in the amount of $102,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Massachusetts Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,231,377	—
Futures Contracts—Assets[1]	48	—	—
Total	48	2,231,377	—

1 Represents variation margin on the last day of the reporting period.

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	253
Total Distributable Earnings (Loss)	(253)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles; the realization of unrealized gains or losses on certain futures contracts; and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,138
Undistributed Tax-Exempt Income	1,646
Undistributed Long-Term Gains	10,031
Capital Loss Carryforwards (Non-expiring)*	—
Net Unrealized Gains (Losses)	108,104

*	The fund used capital loss carryforwards of $6,335,000 to offset taxable capital gains realized during the year ended November 30, 2019.

Massachusetts Tax-Exempt Fund

As of November 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,123,273
Gross Unrealized Appreciation	108,887
Gross Unrealized Depreciation	(783)
Net Unrealized Appreciation (Depreciation)	108,104

F.  During the year ended November 30, 2019, the fund purchased $933,211,000 of investment securities and sold $603,080,000 of investment securities, other than temporary cash investments.

G.  Capital shares issued and redeemed were:

	Year Ended November 30,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	52,973	52,377
Issued in Lieu of Cash Distributions	3,988	3,885
Redeemed	(29,422)	(42,719)
Net Increase (Decrease) in Shares Outstanding	27,539	13,543

H.  Management has determined that no events or transactions occurred subsequent to November 30, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Massachusetts Tax-Exempt Funds and Shareholders of Vanguard Massachusetts Tax-Exempt Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Massachusetts Tax-Exempt Fund (constituting Vanguard Massachusetts Tax-Exempt Funds, referred to hereafter as the “Fund”) as of November 30, 2019, the related statement of operations for the year ended November 30, 2019, the statement of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2019 and the financial highlights for each of the five years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 16, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard Massachusetts Tax-Exempt Fund

This information for the fiscal year ended November 30, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $193,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays MA Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Massachusetts Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Massachusetts Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Massachusetts Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Massachusetts Tax-Exempt Fund or the owners of the Massachusetts Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Massachusetts Tax-Exempt Fund. Investors acquire the Massachusetts Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Massachusetts Tax-Exempt Fund. The Massachusetts Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Massachusetts Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Massachusetts Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Massachusetts Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Massachusetts Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Massachusetts Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Massachusetts Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Massachusetts Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MASSACHUSETTS TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1680 012020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2019: $33,000
Fiscal Year Ended November 30, 2018: $34,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2019: $9,568,215
Fiscal Year Ended November 30, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2019: $3,012,031
Fiscal Year Ended November 30, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2019: $0
Fiscal Year Ended November 30, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 21, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.